Macquarie ETF Trust

Statement of Certification

Pursuant to Rule 497(j)

Macquarie ETF Trust (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectus and Statement of Additional Information dated July 29, 2025 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 13 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-273398 and 811-23890), which was filed electronically on July 29, 2025 (Accession No. 0001206774-25-000478).

Macquarie ETF Trust

By:	/s/ Catherine A. DiValentino
Catherine A. DiValentino

Title:	Vice President, General Counsel and Secretary

Date:	August 5, 2025